Description of Business (Details Narrative) (10-K 2018) - shares	Jul. 03, 2019	Nov. 02, 2017	Jun. 30, 2020	Jul. 04, 2019	Jun. 30, 2019
Sale of stock shares issued in transaction		2,000,000
Huahui Group Stock Limited [Member]
Number of ordinary shares of common stock exchanged	300,000,000
Ownership interest percentage	100.00%		100.00%	99.10%	100.00%
Huahui Group Stock Limited [Member] | Mr. Zihua Wu [Member]
Ownership interest percentage				0.90%